Non-Controlling Interests (Tables)	6 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Schedule of Non-Controlling Interests
	December 31, 2024	June 30, 2024
	RM	RM
Non-controlling interests	400	400

Schedule of Material Non-Controlling Interests	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:
December 31, 2024	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
(Loss)/Profit allocated to NCI (RM)	-
Total comprehensive (loss)/ income allocated to NCI (RM)	-

June 30, 2024	ARB WMS	ARB Distribution	ARB Lab	Total
NCI percentage of ownership interest and voting interest (%)	-	-	-	-
Carrying amount of NCI (RM)	-	-	400	400
(Loss)/Profit allocated to NCI (RM)	(1,775)	312,621	-	310,846
Total comprehensive (loss)/ income allocated to NCI (RM)	(1,775)	312,621	-	310,846

Schedule of Financial Information Subsidiaries	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:
	ARB WMS	ARB Distribution
	RM	RM
Results
Revenue	-	5,716,647
(Loss)/Profit for the financial year	(3,872)	638,002
Total comprehensive (loss)/income	(3,872)	638,002

Cash flows used in operating activities	(3,872)	385,640
Cash flows from investing activities	-	10
Cash flows used in financing activities	-	(3,460,000)
Net decrease in cash and cash equivalents	(3,872)	(3,074,350)